Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 3,143,422	$ 3,085,741	$ 5,506,941
Government contract receivable		0	659,409
Prepaid expenses and other current assets	1,031,877	2,228,910	1,768,533
Total current assets	4,175,299	5,314,651	7,934,883
Property and equipment, net	84,678	108,830	149,974
Operating lease right-of-use assets	312,833	831,440	0
Other assets	69,947	86,947	71,010
Total assets	4,642,757	6,341,868	8,155,867
Current liabilities:
Accounts payable	1,834,245	790,750	1,849,760
Accrued expenses	724,670	882,816	1,257,572
Operating lease liability, current portion	153,573	263,135	0
Total current liabilities	2,712,488	1,936,701	3,107,332
Operating lease liability, net of current portion	169,568	580,035	0
Total liabilities	2,882,056	2,516,736	3,107,332
Commitments and Contingencies
Equity, Attributable to Parent [Abstract]
Common stock, $.001 par value: Authorized shares - 150,000,000 Issued and outstanding shares – 1,732,147 and 421,475 at December 31, 2025 and 2024, respectively	7,369	1,732	421
Additional paid-in capital	162,262,683	154,644,252	134,404,195
Accumulated deficit	(160,509,351)	(150,820,852)	(129,356,081)
Total stockholders’ equity	1,760,701	3,825,132	5,048,535
Total liabilities and stockholders’ equity	$ 4,642,757	$ 6,341,868	$ 8,155,867